Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Summary of Asset Retirement Obligation

The following is a reconciliation of our beginning and ending asset retirement obligation balances for 2021 and 2020 (in thousands):

	2021	2020
Balance, beginning of the year	$652	$—
Additions in estimates		652
Accretion of discount	$38	—
Balance, end of year	$690	$652